Discontinued operations (Detail Textuals) - Apicore	Oct. 02, 2017 CAD ($)	Oct. 02, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Closing payment received upon closing of sale transaction	$ 72,058	$ 57,623
Consideration receivable, net of transaction costs			$ 65,235	$ 52,887